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                                    MORGAN STANLEY JAPAN FUND
                                   1221 Avenue of the Americas
                                     New York, New York 10020



                                                            October 5, 2005



Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549


Re:  Morgan Stanley Japan Fund
     File Number - 333-00437
     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on September 29, 2005.


                                                            Very truly yours,


                                                            /s/ Daniel Burton
                                                            --------------------
                                                            Daniel Burton
                                                            Assistant Secretary



Enclosures
cc: Amy R. Doberman